400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

July 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2013 to the prospectuses for the funds listed in Appendix A. The purpose of this filing is to submit the 497 dated July 1, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.

Appendix A

iShares MSCI All Peru Capped ETF

iShares MSCI Australia Small-Cap ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI Canada Small-Cap ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark Capped ETF

iShares MSCI Emerging Markets Latin America ETF

iShares MSCI Finland Capped ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Hong Kong Small-Cap ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland Capped ETF

iShares MSCI New Zealand Capped ETF

iShares MSCI Norway Capped ETF

iShares MSCI Philippines ETF

iShares MSCI Poland Capped ETF

iShares MSCI Singapore Small-Cap ETF

iShares MSCI South Korea Small-Cap ETF

iShares MSCI Taiwan Small-Cap ETF

iShares MSCI United Kingdom Small-Cap ETF